Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 97.5%
General Obligation Bonds - 20.9%
1,650,000	Baltimore County Maryland	5.00%	08/01/2028	1,908,374
6,000,000	Baltimore County Maryland	5.00%	03/01/2032	7,762,620
5,000,000	Baltimore County Maryland	4.00%	03/01/2036	5,839,600
1,080,000	Baltimore, Maryland	5.00%	10/15/2032	1,340,453
2,400,000	Maryland State	5.00%	08/01/2024	2,791,032
1,400,000	Maryland State	5.00%	08/01/2031	1,788,514
5,000,000	Montgomery County Maryland	5.00%	11/01/2023	5,679,100
2,175,000	Montgomery County Maryland#	0.75%	11/01/2037	2,175,000
5,000,000	Prince George's County Maryland	4.00%	07/15/2037	5,803,500
2,040,000	Wicomico County Maryland	4.00%	11/01/2021	2,134,411
				37,222,604
Revenue Bonds - 76.6%
1,000,000	Austin, Texas	7.88%	09/01/2026	1,012,920
1,000,000	Baltimore, Maryland	5.00%	07/01/2028	1,222,490
1,320,000	Baltimore, Maryland	5.00%	07/01/2028	1,613,687
520,000	Baltimore, Maryland	5.00%	06/15/2030	580,975
2,255,000	Baltimore, Maryland	5.00%	09/01/2031	2,282,218
1,000,000	Baltimore, Maryland	5.00%	07/01/2032	1,119,980
670,000	Baltimore, Maryland	5.00%	06/15/2033	741,073
1,150,000	Baltimore, Maryland	5.00%	09/01/2033	1,156,095
1,000,000	Baltimore, Maryland	4.00%	07/01/2034	1,153,530
1,260,000	Baltimore, Maryland^	3.50%	06/01/2039	1,068,896
2,350,000	Baltimore, Maryland	5.00%	09/01/2039	2,287,067
1,750,000	California Municipal Finance Authority^	5.00%	11/01/2039	1,881,932
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,622,261
1,000,000	Frederick County Maryland^	5.00%	09/01/2027	1,044,510
5,050,000	Frederick County Maryland^	5.00%	09/01/2032	5,165,948
1,110,000	Frederick County Maryland^	5.00%	09/01/2037	1,112,653
1,410,000	Frederick County Maryland	3.75%	07/01/2039	1,209,343
2,260,000	Frederick County Maryland	5.50%	07/01/2040	2,269,221
1,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2028	1,094,420
2,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2033	2,167,960
2,500,000	Health & Educational Facilities Authority of the State of Missouri#	2.36%	06/01/2020	2,500,000
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,022,840
1,245,000	Maryland Community Development Administration	5.00%	09/01/2030	1,582,121
1,030,000	Maryland Community Development Administration	5.00%	09/01/2031	1,304,773
1,000,000	Maryland Community Development Administration	3.25%	03/01/2036	1,044,370
1,025,000	Maryland Economic Development Corp.#	2.55%	12/01/2025	1,025,810
5,000,000	Maryland Economic Development Corp.	5.00%	06/01/2026	5,223,300
700,000	Maryland Economic Development Corp.	5.00%	06/01/2027	747,033
400,000	Maryland Economic Development Corp.	5.00%	07/01/2027	422,972
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	913,622
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	4,197,555
830,000	Maryland Stadium Authority#	4.65%	03/01/2026	830,000
3,000,000	Maryland Stadium Authority	5.00%	05/01/2030	3,541,890
1,055,000	Maryland State Department of Transportation	4.00%	05/15/2022	1,114,903
1,715,000	Maryland State Department of Transportation	5.00%	10/01/2027	2,104,528
485,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	507,402
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	560,500
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	537,575
1,060,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,139,500
1,000,000	Maryland State Health & Higher Educational Facilities	6.00%	07/01/2025	1,055,390
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,742,670
1,450,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,667,833
2,500,000	Maryland State Health & Higher Educational Facilities	5.25%	07/01/2026	2,905,575
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	494,760
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,836,136
3,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	4,278,435
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	107,155
1,130,000	Maryland State Health & Higher Educational Facilities	6.25%	07/01/2031	1,194,772
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	320,256
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,219,629
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	280,885
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,421,187
5,525,000	Maryland State Health & Higher Educational Facilities#	4.00%	07/01/2034	5,525,000
15,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	15,011
1,955,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	2,246,842
1,000,000	Maryland State Health & Higher Educational Facilities#	4.00%	04/01/2035	1,000,000
1,300,000	Maryland State Health & Higher Educational Facilities#	4.50%	04/01/2035	1,300,000
200,000	Maryland State Health & Higher Educational Facilities	4.50%	07/01/2035	200,086
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	479,609
1,200,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2037	1,372,644
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2038	1,648,515
2,400,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2040	2,411,088
1,140,000	Maryland State Health & Higher Educational Facilities#	0.65%	07/01/2041	1,140,000
1,310,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2043	1,427,848
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	4,564,168
1,000,000	Maryland State Transportation Authority	5.00%	06/01/2022	1,065,890
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	5,527,431
4,330,000	Maryland State Transportation Authority	4.00%	06/01/2035	4,731,218
1,500,000	Metropolitan Washington DC Airports Authority	5.00%	10/01/2039	1,778,790
1,185,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,090,271
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,021,480
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,042,240
1,005,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2023	1,041,703
1,000,000	St Mary's College of Maryland	4.00%	09/01/2024	1,111,100
4,335,000	University System of Maryland	5.00%	04/01/2022	4,659,952
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,202,428
2,900,000	Washington Suburban Sanitary Commission#	4.75%	06/01/2023	2,900,000
				136,155,870
Total Municipal Bonds (Cost $171,474,637)				173,378,474

Shares
Short-Term Investments - 1.1%
Money Market Funds - 1.1%
1,959,899	First American Government Obligations Fund - Class Z, 0.39%*			1,959,899
Total Short-Term Investments (Cost $1,959,899)				1,959,899
Total Investments - 98.6% (Cost $173,434,536)				175,338,373
Other Assets in Excess of Liabilities - 1.4%				2,574,558
NET ASSETS - 100.0%				$177,912,931

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.